Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Revenue
Commercialization revenue	$ 2,382	$ 2,191	$ 4,804	$ 3,480
Milestone revenue			1,172
Interest revenue	1	5	1	21
Other revenue		45		45
Total Revenue	2,383	2,241	5,977	3,546
Clinical trial and research & development	(3,648)	(4,913)	(6,231)	(13,410)
Manufacturing production & development	(6,571)	(5,910)	(14,489)	(17,678)
Employee benefits
Salaries and employee benefits	(5,218)	(7,586)	(10,670)	(14,767)
Defined contribution superannuation expenses	(119)	(107)	(215)	(191)
Equity settled share-based payment transactions	(1,480)	(3,540)	(2,556)	(8,421)
Total Employee benefits	(6,817)	(11,233)	(13,441)	(23,379)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(279)	(232)	(569)	(443)
Right of use asset depreciation	(430)	(430)	(840)	(839)
Intellectual property amortization	(393)	(387)	(786)	(770)
Total Depreciation and amortization of non-current assets	(1,102)	(1,049)	(2,195)	(2,052)
Other Management & administration expenses
Overheads & administration	(2,970)	(1,929)	(5,068)	(3,746)
Consultancy	(1,004)	(1,190)	(1,777)	(2,996)
Legal, patent and other professional fees	(1,688)	(1,620)	(2,721)	(2,895)
Intellectual property expenses (excluding the amount amortized above)	(802)	(711)	(1,423)	(1,280)
Total Other Management & administration expenses	(6,464)	(5,450)	(10,989)	(10,917)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	(351)	1,462	(71)	16,569
Total Fair value remeasurement of contingent consideration	(351)	1,462	(71)	16,569
Fair value remeasurement of warrant liability
Remeasurement of warrant liability	2,152		2,152
Total Fair value remeasurement of warrant liability	2,152		2,152
Other operating income and expenses
Government grant revenue				17
Foreign exchange gains/(losses)	(227)	296	(346)	378
Foreign withholding tax paid			(59)
Total Other operating income and expenses	(227)	296	(405)	395
Finance (costs)/gains
Remeasurement of borrowing arrangements	(1,317)	2,932	(837)	3,955
Interest expense	(4,063)	(3,994)	(8,203)	(7,921)
Total Finance costs	(5,380)	(1,062)	(9,040)	(3,966)
Loss before income tax	$ (26,025)	$ (25,618)	$ (48,732)	$ (50,892)